Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Contingently convertible to notes payable shares	12,605,283
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	57,002,247	44,021,389	40,165,002
Common stock, shares outstanding	57,002,247	43,885,090	39,892,417
Treasury Stock cost	136,292	136,292	272,585
Treasury Stock par value	0.001	0.001	0.001
Accumulated depreciation	$ 141,738	$ 51,029	$ 41,692
Canfield [Member]
Common stock, shares authorized		100,000,000	100,000,000
Common stock, shares issued		11,813,200	11,477,200
Common stock, shares outstanding		11,813,200	11,477,200
Preferred stock, no par value
Preferred stock, authorized shares		5,000,000	5,000,000
Preferred stock, issued shares
Preferred stock, outstanding shares
Common stock, no par value
Accumulated depreciation		$ 95,488	$ 92,907